Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments
26.	Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2024 (in thousands):

	Fair Value Measurements
	RMB
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	2,375,785	2,375,785	—	—
Short-term investments	10,756,143	—	10,756,143	—
Investments accounted for at fair values	241,570	—	—	241,570
Total	13,373,498	2,375,785	10,756,143	241,570

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2025 (in thousands):

	Fair Value Measurements
	RMB
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	5,636,797	5,636,797	—	—
Short-term investments	22,803,503	—	22,803,503	—
Investments accounted for at fair values	153,304	—	—	153,304
Total	28,593,604	5,636,797	22,803,503	153,304

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

As of December 31, 2024 and 2025, certain equity investments without determinable fair value (Note 9) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB1.0 billion and RMB2.4 billion incurred and recorded in earnings for the years then ended.